Plant and Equipment, Net (Plant and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	$ 7,294,658,502	$ 6,542,638,623	$ 6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
Property, Plant and Equipment (Excluding Construction in progress), Net	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress, Net	591,960,595	711,978,919	230,867,305
Property, Plant and Equipment, Net	2,516,578,019	2,351,862,787	2,251,614,217
Depreciation	518,840,210	584,241,805	746,684,986
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	319,890,768	311,717,261	293,225,129
Facility machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	86,537,280	78,075,574	74,206,691
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	$ 2,212,489	$ 2,109,425	$ 1,890,082